Trading derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Derivatives [Abstract]
Schedule of fair value of derivatives by type of risk
The detail of the notional amounts and the market values of the trading derivatives held by the Group in 2019, 2018 and 2017 is as follows:

Million euros
	2019		2018		2017
	Notional amount	Market value	Notional amount	Market value	Notional amount	Market value
Trading derivatives:
Interest rate risk
Forward rate agreements	218,252	(8)	308,340	(1)	190,553	(15)
Interest rate swaps	4,322,199	2,573	4,197,246	115	3,312,025	974
Options, futures and other derivatives	794,140	(907)	543,138	(514)	540,424	(511)
Credit risk
Credit default swaps	23,701	(71)	18,889	33	25,136	68
Foreign currency risk
Foreign currency purchases and sales	325,720	(441)	275,449	301	236,805	(29)
Foreign currency options	44,763	(182)	54,215	2	43,488	(37)
Currency swaps	379,176	(1,162)	334,524	(416)	295,753	(1,628)
Securities and commodities derivatives and other	61,966	579	59,932	1,078	70,325	529
Total	6,169,917	381	5,791,733	598	4,714,509	(649)